Business Interruption Insurance Recovery	12 Months Ended
Jun. 30, 2014
Business Interruption Insurance Recovery [Abstract]
Business Interruption Insurance Recovery
(23)	Business Interruption Insurance Recovery

In November 2011, there was a fire at the Bridgeport, Alabama ferrosilicon plant. The Company recorded and received business interruption insurance recovery payments totaling $4,046 in March 2013.

Prior to acquisition, there was a fire at the Quebec Silicon plant.  The Company recorded and received a business interruption insurance recovery payment totaling $548 in March 2013.